Summary Prospectus dated March 1, 2017

Eaton Vance Tax-Managed Small-Cap Fund

Class /Ticker     A / ETMGX     B / EMMGX     C / ECMGX     I / EIMGX

This Summary Prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the Fund’s Prospectus and Statement of Additional Information, which contain more information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2017, as may be amended or supplemented, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus, Statement of Additional Information, and other information about the Fund, go to http://www.eatonvance.com/funddocuments, email a request to contact@eatonvance.com, call 1-800-262-1122, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund. Unless otherwise noted, page number references refer to the current Prospectus for this Fund.

Investment Objective

The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.  Certain financial intermediaries also may offer variations in Fund sales charges to their customers, which when available will be described in an appendix to the Prospectus.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 39 of the Fund's Prospectus and page 26 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.34%	0.34%	0.34%	0.34%
Total Annual Fund Operating Expenses	1.22%	1.97%	1.97%	0.97%

(1)

Expenses in the table above and the Example below reflect the expenses of the Fund and the Tax-Managed Small-Cap Portfolio (the “Portfolio”), the Fund’s master Portfolio.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$692	$940	$1,207	$1,967	$692	$940	$1,207	$1,967
Class B shares	$700	$1,018	$1,262	$2,102	$200	$618	$1,062	$2,102
Class C shares	$300	$618	$1,062	$2,296	$200	$618	$1,062	$2,296
Class I shares	$99	$309	$536	$1,190	$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 66% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in a diversified portfolio of publicly traded common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long term that exceeds the average of all publicly-traded small-cap companies in the United States.  The portfolio managers generally consider small-cap companies to be companies having a market capitalization that falls:  (i) within or below the range of companies in either the current Russell 2000® Index or the S&P SmallCap 600 Index; or (ii) below the three-year average maximum market cap of companies in either index as of December 31 of the three preceding years.  The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies (the “80% Policy”).  The market capitalization range for the Russell 2000® Index was $9.6 million to $8.4 billion, and the market capitalization range for the S&P SmallCap 600 Index was $46.9 million to $4.3 billion as of December 31, 2016.  The average maximum market capitalization of companies in either index as of December 31 of the three preceding years ended 2016 was $5.9 billion.  The Fund may also invest in larger companies.  Although it invests primarily in U.S. companies, the Fund may invest up to 25% of its total assets in foreign securities issued by companies domiciled in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in U.S. dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts, which evidence ownership in underlying foreign stocks).  The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to equitize cash positions or to seek exposure to certain markets or market sectors.  The Fund may also invest in publicly traded real estate investment trusts and may lend its securities.

Buy and sell decisions are made by balancing investment considerations and tax considerations, and taking into account the taxes payable by shareholders in connection with distributions of investment income and net realized gains.  The Fund seeks to minimize income distributions and distributions of realized short-term gains that are taxed as ordinary income, as well as distributions of realized long-term gains (taxed as long-term capital gains).  In making investment decisions, the portfolio managers rely on the investment adviser’s research staff.  In selecting companies for investment, the investment adviser may consider overall growth prospects, financial strength, strength of the company’s business franchises and management team, competitive position, technology, marketing expertise, profit margins, return on investment, capital resources and other factors.  The portfolio managers may sell a security when the investment adviser’s price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment options.

The Fund currently invests its assets in the Portfolio, a separate registered investment company with the same investment objective and policies as the Fund.

Principal Risks

Equity Investing Risk.  Fund performance is sensitive to stock market volatility.  Stock prices may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; and other factors.  If the stock market declines, the value of Fund shares will also likely decline.  Although stock prices can rebound, there is no assurance that values will return to previous levels.

Small-Cap Risk.  Because the Fund normally invests primarily in stocks of small-cap companies, it is subject to the risk of underperforming the overall stock market during periods in which stocks of such companies are out of favor and generate lower returns than the market as a whole.

Tax-Managed Investing Risk.  Market conditions may limit the Fund’s ability to generate tax losses or to generate dividend income taxed at favorable tax rates. The Fund’s tax-managed strategy may cause the Fund to hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s ability to utilize various tax-management techniques may be curtailed or eliminated in the future by tax legislation or regulation.  Although the Fund expects that a smaller portion of its total return will consist of taxable distributions to shareholders as compared to equity mutual funds that are managed without regard to tax considerations, there can be no assurance about the size of taxable distributions to shareholders.

Small Company Equity Risk. The stocks of small and emerging companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies.  Small and emerging companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record.  There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of small and emerging companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.

Eaton Vance Tax-Managed Small-Cap Fund

Summary Prospectus dated March 1, 2017

Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets, and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments.

ETF Risk.  ETFs are subject to the risks of investing in the underlying securities. ETF shares may trade at a premium or discount to net asset value and are subject to secondary market trading risks. In addition, the Fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Securities Lending Risk.  Securities lending involves possible delay in recovery of the loaned securities or possible loss of rights in the collateral if the borrower fails financially.

Risks Associated with Active Management.  The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment.  Active management involves subjective decisions.

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2016, the highest quarterly total return for Class A was 19.29% for the quarter ended September 30, 2009, and the lowest quarterly return was -32.18% for the quarter ended December 31, 2008.

Average Annual Total Return as of December 31, 2016	One Year	Five Years	Ten Years
Class A Return Before Taxes	12.01%	11.21%	7.49%
Class A Return After Taxes on Distributions	10.51%	10.54%	7.17%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	8.04%	8.89%	6.07%
Class B Return Before Taxes	13.06%	11.46%	7.34%
Class C Return Before Taxes	16.97%	11.71%	7.32%
Class I Return Before Taxes	19.17%	12.83%	8.33%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	21.31%	14.44%	7.06%

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  The Class I performance shown above for the period prior to October 1, 2009 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by

Eaton Vance Tax-Managed Small-Cap Fund

Summary Prospectus dated March 1, 2017

non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Management

Investment Adviser.  Boston Management and Research (“BMR”).

Portfolio Managers

Michael D. McLean, Vice President of BMR, has managed the Portfolio since January 2015.

J. Griffith Noble, Vice President of BMR, has managed the Portfolio since January 2015.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business.  Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

Tax Information

If your shares are held in a taxable account, the Fund’s distributions will be taxed to you as ordinary income and/or capital gains, unless you are exempt from taxation.  If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund’s shares through a broker-dealer or other financial intermediary (such as a bank) (collectively, “financial intermediaries”), the Fund, its principal underwriter and its affiliates may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Eaton Vance Tax-Managed Small-Cap Fund

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Summary Prospectus dated March 1, 2017